Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Use of Estimates—The preparation of the Company’s combined consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates, judgments, and assumptions that affect the amounts reported in the combined consolidated financial statements and accompanying notes. The Company bases its estimates on historical experience and various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.
Cash and Cash Equivalents—Cash and cash equivalents consist of cash on hand and short-term (maturities of three months or less at the date of purchase) highly liquid investments. Prior to the Formation Borrowings (See Note 14), the Company carried minimal cash on hand as it participated in CBS’s centralized cash management system. On January 31, 2014, at the time of the Formation Borrowings, such participation ceased.
Receivables—Receivables consist primarily of trade receivables from customers, net of advertising agency commissions, and are stated net of an allowance for doubtful accounts. The provision for doubtful accounts is estimated based on historical bad debt experience, the aging of accounts receivable, industry trends and economic indicators, as well as recent payment history for specific customers.
Property and Equipment—Property and equipment is stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives as follows:

Buildings and improvements	20 to 40 years
Advertising structures	5 to 20 years
Furniture, equipment and other	3 to 10 years

For advertising structures associated with a contract, the assets are depreciated over the shorter of the contract term or useful life. Maintenance and repair costs to maintain property and equipment in their original operating condition are charged to expense as incurred. Improvements or additions that extend the useful life of the assets are capitalized. When an asset is retired or otherwise disposed of, the associated cost and accumulated depreciation are removed and the resulting gain or loss is recognized.
Business Combinations and Asset Acquisitions—The Company routinely acquires out-of-home advertising assets, including advertising structures and permits and leasehold agreements. The Company determines the accounting for these transactions by first evaluating whether the assets acquired and liabilities assumed, if any, constitute a business using the guidelines in the Financial Accounting Standards Board (“FASB”) guidance for business combinations. If the assets acquired and liabilities assumed constitute a business, the purchase price is allocated to the tangible and identifiable intangible net assets acquired based on their estimated fair values with the excess of the purchase price over those estimated fair values recorded as goodwill. If the acquired assets do not constitute a business, the Company allocates the purchase price to the individual tangible and intangible assets acquired based on their relative fair values.
Impairment of Long-Lived Assets—Long-lived assets are assessed for impairment whenever there is an indication that the carrying amount of the asset may not be recoverable. Recoverability of these assets is determined by comparing the forecasted undiscounted cash flows generated by those assets to the respective asset’s carrying value. The amount of impairment loss, if any, will be measured by the difference between the net carrying value and the estimated fair value of the asset and recognized as a noncash charge.
Goodwill and Intangible Assets—Goodwill is allocated to various reporting units. Each of the Company’s segments consists of two reporting units. Intangible assets, which primarily consist of acquired permits and leasehold agreements and franchise agreements, are amortized by the straight-line method over their estimated useful lives, which range from five to 40 years. Goodwill is not amortized but is tested at the reporting-unit level annually for impairment and between annual tests if events occur or circumstances change that would more likely than not reduce the fair value below its carrying amount. If the carrying value of goodwill exceeds its fair value, an impairment loss is recognized as a noncash charge.
Revenue Recognition—The Company’s revenues are primarily derived from providing space on advertising displays for local, regional and national advertisements. Contracts with customers generally cover periods ranging from four weeks to twelve months and are generally billed every four weeks. Revenues from billboard displays are recognized as rental income on a straight-line basis over the contract term. Transit and other revenues are recognized as earned, which is typically ratably over the contract period. For space provided to advertisers through the use of an advertising agency whose commission is calculated based on a stated percentage of gross billing revenues, revenues are reported net of agency commissions.
Deferred revenues primarily consist of revenues paid in advance of being earned.
Revenues derived from a single contract that contains multiple site locations are allocated based on the relative fair value of each delivered item and recognized in accordance with the applicable revenue recognition criteria for the specific unit of accounting.
Concentration of Credit Risk—In the opinion of management, credit risk is limited due to the large number of customers and advertising agencies utilized. The Company performs credit evaluations on its customers and agencies and believes that the allowances for doubtful accounts are adequate.
Billboard Property Lease and Transit Franchise Expenses—The Company’s billboards are primarily located on leased real property. Lease agreements are negotiated for varying terms ranging from one month to multiple years, most of which provide renewal options. Lease costs consist of a fixed monthly amount and certain lease agreements also include contingent rent based on the revenues the Company generates from the leased site. Property leases are generally paid in advance for periods ranging from one to twelve months. The fixed component of lease costs is expensed evenly over the contract term, and contingent rent is expensed as it becomes probable, which is consistent with when the related revenues are recognized.
Transit franchise agreements generally provide for payment to the municipality or transit operator of the greater of a percentage of the revenues that the Company generates under the related transit contract and a specified guaranteed minimum payment. The costs which are determined based on a percentage of revenues are expensed as incurred when the related revenues are recognized, and the minimum guarantee is expensed over the contract term.
Direct Lease Acquisition Costs—Variable commissions directly associated with billboard revenues are amortized on a straight-line basis over the related customer lease term, which generally ranges from four weeks to one year. Amortization of direct lease acquisition costs is presented within amortization expense in the accompanying Combined Consolidated Statements of Operations.
Foreign Currency Translation and Transactions—The assets and liabilities of foreign subsidiaries are translated at exchange rates in effect at the balance sheet date, while results of operations are translated at average exchange rates for the respective periods. The resulting translation gains and losses are included as a component of invested equity in accumulated other comprehensive loss. Foreign currency transaction gains and losses are included in “Other income (expense), net” in the Combined Consolidated Statements of Operations.
Income Taxes—Income taxes are accounted for under the asset and liability method of accounting. Deferred income tax assets and liabilities are recognized for the estimated future tax effects of temporary differences between the financial statement carrying amounts and their respective tax basis. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that some or all of the deferred tax assets will not be realized. The Company’s effective tax rate represents federal, state, local and foreign taxes, each calculated separately based on each jurisdiction’s earnings before income taxes and equity in earnings of investee companies.
The Company’s income taxes as presented herein, including the provision for income taxes, deferred tax assets and liabilities, and income tax payments are calculated on a separate tax return basis, even though the Company’s U.S. operating results are included in the consolidated federal, and certain state and local income tax returns of CBS. CBS manages its tax position for the benefit of the entire portfolio of its businesses and, as such, the assumptions, methodologies and calculations made for purposes of determining the Company’s tax provision, taxes paid and related tax accounts in the combined consolidated financial statements herein may differ from those made by CBS and, in addition, are not necessarily reflective of the tax strategies that the Company would have followed as a separate stand-alone company.
Asset Retirement Obligation—An asset retirement obligation is established for the estimated future obligation, upon termination or nonrenewal of a lease, associated with removing structures from the leased property and, when required by the contract, the cost to return the leased property to its original condition. These obligations are recorded at their present value in the period in which the liability is incurred and are capitalized as part of the related assets’ carrying value. Accretion of the liability is recognized in operating expenses and the capitalized cost is depreciated over the expected useful life of the related asset.
Stock-based Compensation—CBS issued stock options and restricted stock units (“RSUs”) for CBS Class B Common Stock to certain employees of the Company under its equity incentive plans. CBS measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. The cost is recognized over the vesting period during which an employee is required to provide service in exchange for the award.
Subsequent Events—The Company performed an evaluation of subsequent events through February 18, 2014, which is the date the financial statements were available to be issued.
Adoption of New Accounting Standards
Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income
During 2013, the Company adopted the FASB guidance that requires disclosure of significant amounts reclassified out of accumulated other comprehensive income by component and their corresponding effect on the respective line items of net income (See Note 8).
Fair Value Measurements
During 2012, the Company adopted the FASB amended guidance which clarifies the FASB’s intent about the application of existing fair value measurement requirements and changes in certain principles and requirements for measuring fair value and for disclosing information about fair value measurements. The adoption of this guidance did not have a material effect on the Company’s combined consolidated financial statements.
Recent Pronouncements
Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists
In July 2013, the FASB issued guidance on the presentation of the reserve for uncertain tax positions when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. This guidance requires the reserve for uncertain tax positions to be presented in the financial statements as a reduction to the deferred tax asset for a tax loss or other tax carryforward that would be applied in the settlement of the uncertain tax position. This guidance, which is effective for interim and annual reporting periods beginning after December 15, 2013, will not have a material effect on the Company’s combined consolidated financial statements.
Obligations Resulting from Joint and Several Liability Arrangements
In February 2013, the FASB issued guidance on the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. Under this guidance, the Company is required to measure its obligations under such arrangements as the sum of the amount it agreed to pay in the arrangement among its co-obligors and any additional amount the Company expects to pay on behalf of its co-obligors. The Company is also required to disclose the nature and amount of the obligation. This guidance, which is effective for interim and annual reporting periods beginning after December 15, 2013, will not have a material effect on the Company’s combined consolidated financial statements.